United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-07925

(Investment Company Act File Number)

Wesmark Funds

(Exact Name of Registrant as Specified in Charter)

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7010
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

Todd P. Zerega, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  1/31/08

Date of Reporting Period:  Quarter ended 4/30/07

Item 1.                      Schedule of Investments

Wesmark Balanced Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Shares or Principal Amount			Value
COMMON STOCKS--60.4%
		ADVERTISING AGENCIES--1.3%
7,000		Omnicom Group, Inc.	$732,970
		AEROSPACE/DEFENSE--1.8%
6,000		DRS Technologies, Inc.	301,860
4,500	(1)	MOOG, Inc., Class A	191,340
5,000		Precision Castparts Corp.	520,550
		TOTAL	1,013,750
		AGRICULTURAL-OPERATIONS--1.2%
11,000		Monsanto Co.	648,890
		ASSET MANAGEMENT--0.6%
2,500		Franklin Resources, Inc.	328,275
		AUTO MANUFACTURERS - MAJOR--0.5%
8,000		Honda Motor Co. Ltd., ADR	275,440
		BANKS-MAJOR REGIONAL--2.1%
5,000		Bank of America Corp.	254,500
22,000		Mellon Financial Corp.	944,460
		TOTAL	1,198,960
		BEVERAGES-SOFT--1.1%
12,000		Coca-Cola Co.	626,280
		BUILDING-HEAVY CONSTRUCTION--0.7%
8,000	(1)	Jacobs Engineering Group, Inc.	403,440
		CHEMICAL-SPECIALTY--0.8%
20,000	(1)	Corning, Inc.	474,400
		CHEMICALS-DIVERSIFIED—0.9%
12,000		Dow Chemical Co.	535,320
		CLEANING PRODUCTS--1.7%
15,000		Procter & Gamble Co.	964,650
		CLOSED END FUNDS—1.0%
15,545		Adams Express Co.	227,890
5,000		iShares Dow Jones US Healthcare Sector	355,900
		TOTAL	583,790
		COAL--0.6%
10,000		Arch Coal, Inc.	360,700
		COMPUTER SERVICES--0.5%
5,000		Paychex, Inc.	185,500
4,000	(1)	eFunds Corp.	111,600
		TOTAL	297,100
		COMPUTER-GRAPHICS--0.9%
15,000	(1)	NVIDIA Corp.	493,350
		COMPUTERS--1.1%
6,000	(1)	Apple, Inc.	598,800
		CONTAINERS-PAPER/PLASTIC--0.9%
15,000		Sealed Air Corp.	493,500
		DIVERSIFIED OPERATIONS--6.3%
55,000		General Electric Co.	2,027,300
15,000		Textron Inc.	1,525,050
		TOTAL	3,552,350
		DRUG MANUFACTURERS - MAJOR--1.0%
10,000		Novartis AG, ADR	580,900
		FINANCE - INVESTMENT BANKER/BROKER--1.8%
3,000		Goldman Sachs Group, Inc.	655,830
5,000		Lehman Brothers Holdings, Inc.	376,400
		TOTAL	1,032,230
		FINANCE - MISCELLANEOUS SERVICES--0.1%
2,500	(1)	NASDAQ Stock Market, Inc.	81,400
		FINANCE-INVESTMENT MANAGEMENT--0.7%
4,000		Legg Mason, Inc.	396,760
		FOOD - MAJOR DIVERSIFIED--1.4%
15,000		Kellogg Co.	793,650
		FOOD ITEMS - WHOLESALE--0.3%
6,000	(1)	Sysco Corp.	196,440
		INDEPENDENT OIL & GAS--2.3%
12,000		Devon Energy Corp.	874,440
8,000		XTO Energy, Inc.	434,160
		TOTAL	1,308,600
		INSTRUMENTS-CONTROL--1.9%
20,000		Honeywell International, Inc.	1,083,600
		INSURANCE - BROKERS--0.2%
2,500		Willis Group Holdings Ltd.	102,550
		INSURANCE-MULTI LINE--1.8%
10,000		Hartford Financial Services Group, Inc.	1,012,000
		MACHINERY-CONSTRUCTION & MINING--1.3%
10,000		Caterpillar, Inc.	726,200
		MEDICAL - DRUGS--1.7%
2,000		Allergan, Inc.	242,400
13,000		Wyeth	721,500
		TOTAL	963,900
		MEDICAL APPLIANCES & EQUIPMENT--0.2%
3,000	(1)	Arthrocare Corp.	123,780
		MEDICAL INSTRUMENTS & SUPPLIES--0.9%
10,000		Medtronic, Inc.	529,300
		MEDICAL PRODUCTS & SUPPLY--2.0%
5,000		Johnson & Johnson	321,100
12,000		Stryker Corp.	779,280
		TOTAL	1,100,380
		MEDICAL-HMO--2.0%
14,000	(1)	Wellpoint, Inc.	1,105,580
		MINING - MISCELLANEOUS--0.6%
7,000		Peabody Energy Corp.	335,860
		MINING-GOLD--0.9%
12,000		Newmont Mining Corp.	500,400
		MONEY CENTER BANKS--0.7%
7,500		Citigroup, Inc.	402,150
		MULTIMEDIA--0.8%
13,000		Walt Disney Co.	454,740
		NETWORKING PRODUCTS--1.9%
40,000	(1)	Cisco Systems, Inc.	1,069,600
		OIL & GAS DRILLING--1.2%
7,000		ENSCO International, Inc.	394,660
3,000	(1)	Transocean Sedco Forex, Inc.	258,600
		TOTAL	653,260
		OIL FIELD SERVICES--0.3%
5,000	(1)	Pride International, Inc.	164,050
		OIL REFINING & MARKETING--3.0%
12,000		ConocoPhillips	832,200
12,000		Valero Energy Corp.	842,760
		TOTAL	1,674,960
		RETAIL DISCOUNT--0.8%
8,000		Costco Wholesale Corp.	428,560
		RETAIL-CONSUMER ELECT--0.8%
10,000		Best Buy Co., Inc.	466,500
		RETAIL-DRUG STORE--1.0%
15,000		CVS Corp.	543,600
		RETAIL-ECOMMERCE--1.1%
17,500	(1)	eBay, Inc.	593,950
		RETAIL-RESTAURANTS--1.2%
10,000	(1)	Cheesecake Factory, Inc.	276,000
12,000	(1)	Starbucks Corp.	372,240
		TOTAL	648,240
		TELECOMMUNICATIONS EQUIPMENT--0.7%
8,000		Harris Corp.	410,800
		TRANSPORTATION-AIRLINE--0.3%
12,000		Southwest Airlines Co.	172,200
		UTILITY-ELECTRIC POWER--0.9%
12,000		SCANA Corp.	522,360
		UTILITY-TELEPHONE--0.6%
20,000		Citizens Communications Co., Class B	311,400
TOTAL COMMON STOCKS (identified cost $27,996,018)			34,071,865
PREFERRED STOCKS--1.7%
		DIVERSIFIED FINANCIAL SERVICES--0.4%
10,000		General Electric Capital Corp., Pfd., $1.47, Annual Dividend	247,000
		FINANCE--0.7%
15,000		Merrill Lynch & Co., Inc., Pfd., $1.56, Annual Dividend	383,400
		UTILITY-ELECTRIC POWER--0.6%
14,616		Tennessee Valley Authority, Pfd., Series D, $1.37, Annual Dividend	346,107
TOTAL PREFERRED STOCKS (identified cost $1,009,757)			976,507
COLLATERALIZED MORTGAGE OBLIGATIONS--4.9%
		FEDERAL HOME LOAN MORTGAGE CORP.--2.2%
$740,455		Federal Home Loan Mortgage Corp., Series 3042, Class DH, 5.00%, 4/15/2024	733,521
489,398		Federal Home Loan Mortgage Corp., Series 3282, Class JE, 5.50%, 1/15/2026	493,114
		TOTAL	1,226,635
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.7%
1,047,845		Federal National Mortgage Association, Series 2003-5, Class EL, 5.00%, 8/25/2022	1,026,357
500,000		Federal National Mortgage Association, Series 2003-58, Class AP, 4.50%, 2/25/2027	493,313
		TOTAL	1,519,670
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $2,767,476)			2,746,305
(2) COMMERCIAL PAPER--4.4%
		ASSET BACKED--4.4%
2,500,000		Three Rivers Funding Corp. CP, 5.33%, 5/22/2007 (at amortized cost)	2,492,329
MORTGAGE-BACKED SECURITIES--11.2%
		FEDERAL HOME LOAN MORTGAGE CORP.--4.6%
931,006		Federal Home Loan Mortgage Corp., Pool C90984, 6.00%, 8/1/2026	943,730
89,080		Federal Home Loan Mortgage Corp., Pool E84004, 6.00%, 6/1/2016	90,830
768,615		Federal Home Loan Mortgage Corp., Pool G18048, 5.00%, 4/1/2020	759,095
814,047		Federal Home Loan Mortgage Corp., Pool G18083, 5.50%, 11/1/2020	815,921
		TOTAL	2,609,576
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--6.6%
3,038,494		Federal National Mortgage Association, 5.50%, 12/1/2025	3,028,398
98,001		Federal National Mortgage Association, Pool 254629, 5.00%, 2/1/2010	96,984
578,339		Federal National Mortgage Association, Pool 254831, 5.00%, 8/1/2023	564,489
		TOTAL	3,689,871
TOTAL MORTGAGE-BACKED SECURITIES (identified cost $6,325,747)			6,299,447
GOVERNMENT AGENCIES--9.8%
		FEDERAL HOME LOAN BANK--0.9%
500,000		Federal Home Loan Bank System, 5.37%, 8/28/2009	500,651
		FEDERAL HOME LOAN MORTGAGE CORP.--3.6%
1,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 6.00%, 7/19/2016	1,023,302
1,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, Series MTN, 5.45%, 11/21/2013	1,000,722
		TOTAL	2,024,024
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.3%
1,000,000		Federal National Mortgage Association, 5.50%, 10/3/2013	1,001,844
1,000,000		Federal National Mortgage Association, 5.65%, 9/12/2016	1,001,488
1,000,000		Federal National Mortgage Association, Note, 6.00%, 6/5/2013	1,001,327
		TOTAL	3,004,659
TOTAL GOVERNMENT AGENCIES (identified cost $5,499,005)			5,529,334
MUTUAL FUND--3.0%
1,681,323	(3)(4)	Prime Obligations Fund, Institutional Services Shares, 4.94% (at net asset value)	1,681,323
TOTAL INVESTMENTS --- 95.4% (identified cost $47,771,655)(5)			53,797,110
OTHER ASSETS AND LIABILITIES --- NET --- 4.6%			2,595,660
TOTAL NET ASSETS --- 100%			$56,392,770

(1)	Non-income producing security.
(2)	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
(3)	Affiliated company.
(4)	7-Day net yield.
(5)
At April 30, 2007, the cost of investments for federal tax purposes was $47,771,655.  The net unrealized appreciation of investments for federal tax purposes was $6,025,455.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,400,396 and net unrealized depreciation from investments for those securities having an excess of cost over value of $374,941.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation
Market values of the Fund’s portfolio securities are determined as follows:
•
for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•
for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

•	for investments in other open-end regulated investment companies, based on net asset value (NAV);

•
futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.  Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.  The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Funds may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Board, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security’s value will charge in response to the event and a reasonable basis for quantifying the resulting change in value.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
CP	--Commercial Paper
MTN	--Medium Term Note

Wesmark Government Bond Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount or Shares	Value

COLLATERALIZED MORTGAGE OBLIGATIONS--33.6%
		FEDERAL HOME LOAN MORTGAGE CORP.--23.5%
$4,572,824		Federal Home Loan Mortgage Corp., REMIC, Series 2651, Class JB, 5.000%, 1/15/2018	$4,547,186
7,861,484		Federal Home Loan Mortgage Corp., REMIC, Series 3005, Class EG, 5.000%, 8/15/2021	7,773,186
5,183,184		Federal Home Loan Mortgage Corp., REMIC, Series 3042, Class DH, 5.000%, 4/15/2024	5,134,649
7,488,521		Federal Home Loan Mortgage Corp., REMIC, Series 3044, Class HN, 5.000%, 1/15/2024	7,418,602
4,191,647		Federal Home Loan Mortgage Corp., REMIC, Series 3051, Class MC, 5.000%, 10/15/2024	4,133,812
4,961,715		Federal Home Loan Mortgage Corp., REMIC, Series 3197, Class AB, 5.500%, 8/15/2013	4,956,360
6,851,574		Federal Home Loan Mortgage Corp, REMIC, Series 3282, Class JE, 5.500%, 1/15/2026	6,903,598
4,878,096		Federal Home Loan Mortgage Corp., REMIC, Series R010, Class AB, 5.500%, 12/15/2019	4,855,412
		TOTAL	45,722,805
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--10.1%
5,155,703		Federal National Mortgage Association, REMIC, Series 0538D, Class CD, 5.000%, 6/25/2019	5,108,426
3,983,466		Federal National Mortgage Association, REMIC, Series 2005-43, Class PB, 5.000%, 2/25/ 2034	3,912,910
4,540,663		Federal National Mortgage Association, REMIC, Series 2003-5, Class EL, 5.000%, 8/25/2022	4,447,548
6,269,628		Federal National Mortgage Association, REMIC, Series 2005-8, Class EA, 5.000%, 7/25/2019	6,226,352
		TOTAL	19,695,236
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $65,800,944)			65,418,041
		GOVERNMENT AGENCIES--14.4%
		FEDERAL HOME LOAN BANK--11.8%
14,000,000	(1)	Federal Home Loan Bank System, Discount Note, 0.010%, 5/9/2007	13,984,104
9,000,000	(1)	Federal Home Loan Bank System, Discount Note, 0.010%, 6/1/2007	8,960,475
		TOTAL	22,944,579
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.6%
5,000,000		Federal National Mortgage Association, 5.340%, 2/22/2011	5,004,560
TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $27,944,579)			27,949,139
		MORTGAGE BACKED SECURITIES--49.3%
		FEDERAL HOME LOAN MORTGAGE CORP.--6.8%
3,715,291		Federal Home Loan Mortgage Corp., 5.000%, 1/15/2019	3,689,443
9,619,790		Federal Home Loan Mortgage Corp., 5.500%, 10/1/2026	9,593,837
		TOTAL	13,283,280
		FEDERAL NATIONAL MORTGAGE ASSOCIATION--42.5%
3,665,132		Federal National Mortgage Association, Pool 255582, 5.000%, 1/1/2025	3,575,069
4,773,269		Federal National Mortgage Association, Pool 255857, 5.500%, 8/1/2025	4,757,408
10,756,557		Federal National Mortgage Association, Pool 255994, 5.500%, 11/1/2025	10,720,814
15,192,472		Federal National Mortgage Association, Pool 256041, 5.500%, 11/1/2025	15,141,989
4,976,578		Federal National Mortgage Association, Pool 256083, 6.000%, 1/1/2026	5,040,522
2,719,513		Federal National Mortgage Association, Pool 256198, 5.500%, 4/1/2026	2,710,476
7,494,611		Federal National Mortgage Association, Pool 256272, 5.500%, 6/1/2026	7,469,707
9,044,724		Federal National Mortgage Association, Pool 256275, 6.000%, 6/1/2026	9,160,939
2,716,602		Federal National Mortgage Association, Pool 256311, 6.000%, 7/1/2026	2,751,507
9,685,192		Federal National Mortgage Association, Pool 256456, 5.500%, 9/1/2026	9,640,902
4,913,993		Federal National Mortgage Association, Pool 256555, 5.500%, 1/1/2027	4,891,521
6,929,940		Federal National Mortgage Association, Pool 831505, 5.500%, 4/1/2026	6,906,913
		TOTAL	82,767,767
TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $95,704,560)			96,051,047
PREFERRED STOCKS--0.5%
		Utility-Electric Power--0.5%
40,000		Tennessee Valley Authority, 6/1/2028, Pfd., $1.37, Annual Dividend (IDENTIFIED COST $1,020,831)	947,200
MUTUAL FUND--2.1%
4,056,014	(2)(3)	Prime Obligations Fund, Institutional Service Shares, 4.94% (at net asset value)	4,056,014
TOTAL INVESTMENTS – 99.9% (IDENTIFIED COST $194,526,928)(4)			194,421,441
OTHER ASSETS AND LIABILITIES – NET –0.1%			102,012
TOTAL NET ASSETS –100%			$194,523,453

(1)	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
(2)	Affiliated company.
(3)	7-Day net yield.
(4)
At April 30, 2007, the cost of investments for federal tax purposes was $194,526,928. The net unrealized depreciation of investments for federal tax purposes was $105,487.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $652,500 and net unrealized depreciation from investments for those securities having an excess of cost over value of $757,987.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation
Market values of the Fund’s portfolio securities are determined as follows:
•
for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

•	for investments in other open-end regulated investment companies, based on net asset value (NAV);

•
for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•
futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.  Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.  The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Board, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

Wesmark Growth Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Shares or Principal Amount			Value
COMMON STOCKS—85.2%
		ADVERTISING AGENCIES--2.2%
57,000		Omnicom Group, Inc.	$5,968,470
		AEROSPACE/DEFENSE--1.9%
50,000		DRS Technologies, Inc.	2,515,500
25,000		Precision Castparts Corp.	2,602,750
		TOTAL	5,118,250
		AGRICULTURAL-OPERATIONS--0.7%
35,000		Monsanto Co.	2,064,650
		ASSET MANAGEMENT--0.2%
5,000		Franklin Resources, Inc.	656,550
		AUTO MANUFACTURERS - MAJOR--1.3%
100,000		Honda Motor Co. Ltd., ADR	3,443,000
		BANKS-MAJOR REGIONAL--3.4%
25,000		Bank of America Corp.	1,272,500
190,000		Mellon Financial Corp.	8,156,700
		TOTAL	9,429,200
		BEVERAGES-SOFT--0.6%
30,000		Coca-Cola Co.	1,565,700
		BIOTECHNOLOGY--0.3%
15,000	(1)	Celgene Corp.	917,400
		CHEMICAL-SPECIALTY--1.1%
125,000	(1)	Corning, Inc.	2,965,000
		CHEMICALS-DIVERSIFIED--0.6%
40,000		Dow Chemical Co.	1,784,400
		CLEANING PRODUCTS--2.8%
120,000		Procter & Gamble Co.	7,717,200
		CLOSED END FUND—0.5%
100,000		Adams Express Co.	1,466,000
		COMPUTER SERVICES--2.6%
100,000		First Data Corp., Class	3,240,000
105,000		Paychex, Inc.	3,895,500
		TOTAL	7,135,500
		COMPUTER SOFTWARE--0.2%
20,000	(1)	Citrix Systems, Inc.	652,000
		COMPUTER-GRAPHICS--1.4%
115,000	(1)	NVIDIA Corp.	3,782,350
		COMPUTERS--0.7%
20,000	(1)	Apple, Inc.	1,996,000
		CONTAINERS-PAPER/PLASTIC--0.7%
55,000		Sealed Air Corp.	1,809,500
		DIVERSIFIED OPERATIONS--10.8%
500,000		General Electric Co.	18,430,000
110,000		Textron Inc.	11,183,700
		TOTAL	29,613,700
		DRUG MANUFACTURERS - MAJOR—0.9%
45,000		Novartis AG, ADR	2,614,050
		ELECTRONIC COMPONENTS--1.8%
325,000		EMC Corp. Mass	4,933,500
		ELECTRONIC COMPONENTS-SEMICONDUCTOR--1.0%
80,000		Texas Instruments, Inc.	2,749,600
		FINANCE - INVESTMENT BANKER/BROKER--0.3%
10,000		Lehman Brothers Holdings, Inc.	752,800
		FINANCE – MISCELLANEOUS SERVICES--1.0%
85,000	(1)	NASDAQ Stock Market, Inc.	2,767,600
		FINANCE-INVESTMENT MANAGEMENT--1.1%
30,000		Legg Mason, Inc.	2,975,700
		FOOD - MAJOR DIVERSIFIED--2.2%
115,000		Kellogg Co.	6,084,650
		FOOD ITEMS - WHOLESALE--0.7%
55,000	(1)	Sysco Corp.	1,800,700
		HOTELS & MOTELS--1.2%
50,000		Starwood Hotels & Resorts Worldwide, Inc.	3,351,000
		INDEPENDENT OIL & GAS--2.7%
75,000		Devon Energy Corp.	5,465,250
35,000		XTO Energy, Inc.	1,899,450
		TOTAL	7,364,700
		INSTRUMENTS-CONTROL--2.8%
140,000		Honeywell International, Inc.	7,585,200
		INSURANCE - BROKERS--0.3%
20,000		Willis Group Holdings Ltd.	820,400
		INSURANCE PROPERTY & CASUALTY--0.6%
25,000		Allstate Corp.	1,558,000
		INSURANCE-MULTI LINE--1.8%
50,000		Hartford Financial Services Group, Inc.	5,060,000
		MEDICAL - DRUGS--4.2%
40,000		Allergan, Inc.	4,848,000
120,000		Wyeth	6,660,000
		TOTAL	11,508,000
		MEDICAL INSTRUMENTS & SUPPLIES--1.2%
60,000		Medtronic, Inc.	3,175,800
		MEDICAL PRODUCTS & SUPPLY--0.8%
20,000		Johnson & Johnson	1,284,400
15,000		Stryker Corp.	974,100
		TOTAL	2,258,500
		MEDICAL-HMO--2.9%
100,000	(1)	Wellpoint, Inc.	7,897,000
		MINING - MISCELLANEOUS--0.7%
40,000		Peabody Energy Corp.	1,919,200
		MINING-GOLD--0.9%
60,000		Newmont Mining Corp.	2,502,000
		MONEY CENTER BANKS—1.9%
100,000		Citigroup, Inc.	5,362,000
		MULTIMEDIA--1.8%
145,000		Walt Disney Co.	5,072,100
		NETWORKING PRODUCTS--5.1%
520,000	(1)	Cisco Systems, Inc.	13,904,800
		OIL & GAS DRILLING--1.8%
50,000		ENSCO International, Inc.	2,819,000
25,000	(1)	Transocean Sedco Forex, Inc.	2,155,000
		TOTAL	4,974,000
		OIL REFINING & MARKETING--4.6%
140,000		ConocoPhillips	9,709,000
40,000		Valero Energy Corp.	2,809,200
		TOTAL	12,518,200
		RETAIL DISCOUNT--1.4%
70,000		Costco Wholesale Corp.	3,749,900
		RETAIL-CONSUMER ELECT--0.9%
55,000		Best Buy Co., Inc.	2,565,750
		RETAIL-DRUG STORE--1.3%
100,000		CVS Corp.	3,624,000
		RETAIL-ECOMMERCE--1.2%
95,000	(1)	eBay, Inc.	3,224,300
		RETAIL-MISCELLANEOUS--0.4%
40,000		Staples, Inc.	992,000
		RETAIL-REGIONAL DEPARTMENT--0.7%
25,000	(1)	Kohl's Corp.	1,851,000
		RETAIL-RESTAURANTS--1.1%
100,000	(1)	Starbucks Corp.	3,102,000
		TELECOMMUNICATIONS EQUIPMENT--0.9%
50,000		Harris Corp.	2,567,500
		TRANSPORTATION-AIRLINE--1.0%
200,000		Southwest Airlines Co.	2,870,000
TOTAL COMMON STOCKS (identified cost $203,492,672)			234,140,820
(2) COMMERCIAL PAPER—10.6%
		ASSET BACKED--4.4%
$12,000,000		Market Street Funding Corp. LP-DIS, 5.32%, 5/7/2007	11,989,500
		FINANCE - AUTOMOTIVE--2.6%
7,000,000		FCAR Auto Loan Trust, A1/P1 Series CP ABS3A3, 5.33%, 5/2/2007	6,998,978
		FINANCE - INVESTMENT BANKER/BROKER--3.6%
10,000,000		Citigroup Funding, Inc. CPEXT, 5.05%, 5/15/2007	9,979,622
TOTAL COMMERCIAL PAPER (at amortized cost)			28,968,100
MUTUAL FUND--3.2%
8,862,279	(3)(4)	Prime Obligations Fund, Institutional Service Shares, 4.94% (at net asset value)	8,862,279
TOTAL INVESTMENTS --- 99.0% (identified cost $241,323,051)(5)			271,971,199
OTHER ASSETS AND LIABILITIES – NET --- 1.0%			2,695,689
TOTAL NET ASSETS --- 100%			$274,666,888

(1)	Non-income producing security.
(2)	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
(3)	Affiliated company.
(4)	7-Day net yield.
(5)
At April 30, 2007, the cost of investments for federal tax purposes was $241,323,051.  The net unrealized appreciation of investments for federal tax purposes was $30,648,148.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $32,734,918 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,086,770.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation
Market values of the Fund’s portfolio securities are determined as follows:
•
for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•
for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

•	for investments in other open-end regulated investment companies, based on net asset value (NAV);

•
futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.  Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.  The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Board, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security’s value will charge in response to the event and a reasonable basis for quantifying the resulting change in value.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
CP	--Commercial Paper

Wesmark Small Company Growth Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Shares or Principal Amount			Value
COMMON STOCKS--84.8%
		AEROSPACE/DEFENSE--12.2%
25,000	(1)	BE Aerospace, Inc.	$916,250
22,000		Curtiss Wright Corp.	947,980
30,000		DRS Technologies, Inc.	1,509,300
40,000	(1)	MOOG, Inc., Class A	1,700,800
		TOTAL	5,074,330
		AUTO/TRUCK-ORIG.--1.3%
10,000		OshKosh Truck Corp.	559,400
		BIOMEDICAL--1.5%
25,000	(1)	PDL BioPharma, Inc.	631,500
		BIOTECHNOLOGY--0.5%
10,000	(1)	Martek Biosciences Corp.	215,900
		BUILDING-HEAVY CONSTRUCTION--4.1%
34,000	(1)	Jacobs Engineering Group, Inc.	1,714,620
		BUSINESS SERVICES--0.5%
5,000		Global Payments, Inc.	189,900
		COMMUNICATION EQUIPMENT--1.2%
35,000	(1)	Arris Group, Inc.	518,700
		COMPUTER - INTEGRATED SYSTEMS--1.2%
20,000	(1)	Radiant Systems, Inc.	269,200
7,000	(1)	Verifone Holdings, Inc.	247,030
		TOTAL	516,230
		COMPUTER SERVICES--0.8%
12,000	(1)	eFunds Corp.	334,800
		COMPUTERS-EQUIPMENT--0.4%
7,000	(1)	Electronics for Imaging, Inc.	186,690
		CONSULTING SERVICES--0.3%
3,000	(1)	FTI Consulting, Inc.	110,310
		DIVERSIFIED ELECTRONICS--0.6%
7,000	(1)	FEI Co.	260,400
		DRUG MANUFACTURERS - OTHER--1.2%
12,000	(1)	Amylin Pharmaceuticals, Inc.	495,960
		ELECTRONIC COMPONENTS - MISCELLANEOUS--2.2%
4,000	(1)	Benchmark Electronics, Inc.	84,720
15,000	(1)	Greatbatch Technologies, Inc.	435,450
7,000	(1)	Littelfuse, Inc.	280,770
5,000	(1)	Plexus Corp.	104,800
		TOTAL	905,740
		ELECTRONIC COMPONENTS-SEMICONDUCTOR--6.6%
35,000	(1)	Fairchild Semiconductor International, Inc., Class A	616,000
7,000	(1)	International Rectifier Corp.	246,960
25,000	(1)	ON Semiconductor Corp.	267,750
50,000	(1)	Qlogic Corp.	894,000
55,000	(1)	Smart Modular Technologies (WWH), Inc.	731,500
		TOTAL	2,756,210
		ELECTRONICS-MILITARY—2.0%
20,000	(1)	FLIR Systems, Inc.	809,800
		FIBER OPTICS--0.4%
50,000	(1)	Finisar Corp.	181,000
		FINANCE - CONSUMER LOANS--1.1%
8,000	(1)	Portfolio Recovery Associates, Inc.	445,200
		FINANCE - MISCELLANEOUS SERVICES--1.6%
20,000	(1)	NASDAQ Stock Market, Inc.	651,200
		INSURANCE PROPERTY & CASUALTY--2.0%
7,000	(1)	Navigators Group, Inc.	357,630
10,000		PMI Group, Inc.	484,700
		TOTAL	842,330
		INTERNET SERVICES--0.6%
8,000	(1)	ValueClick, Inc.	228,800
		MACHINERY-GENERAL--4.2%
18,000		Gorman Rupp Co.	577,260
22,500		IDEX Corp.	1,180,575
		TOTAL	1,757,835
		MEDICAL - DRUGS--1.2%
30,000		Dr. Reddy's Laboratories Ltd., ADR	513,300
		MEDICAL APPLIANCES & EQUIPMENT--2.0%
20,000	(1)	Arthrocare Corp.	825,200
		MEDICAL INFORMATION SYSTEMS--1.5%
15,000		Quality Systems, Inc.	607,050
		MEDICAL INSTRUMENTS & SUPPLIES--0.2%
2,000	(1)	Digene Corp.	91,700
		MEDICAL LASER SYSTEMS--1.2%
12,000	(1)	Palomar Medical Technologies, Inc.	491,280
		MEDICAL-GENERIC DRUG--0.6%
12,000		Mylan Laboratories, Inc.	263,160
		MOVIE/TV-PRODUCER & DISTRIBUTOR--0.3%
10,000	(1)	Lions Gate Entertainment Corp.	114,300
		OIL & GAS DRILLING--2.1%
30,000	(1)	Parker Drilling Co.	325,800
15,000		Rowan Cos., Inc.	549,600
		TOTAL	875,400
		OIL COMP-EXPLORATION & PRODUCTION--0.8%
5,000		Cimarex Energy Co.	197,000
3,000	(1)	Quicksilver Resources, Inc.	125,580
		TOTAL	322,580
		OIL FIELD SERVICES—4.0%
50,000	(1)	Pride International, Inc.	1,640,500
		OIL FIELD-MACHINERY & EQUIPMENT--1.4%
8,000	(1)	FMC Technologies, Inc.	567,040
		PAPER PRODUCTS--0.4%
10,000		Glatfelter (P.H.) Co.	149,500
		PRINTING - COMMERCIAL--0.2%
6,000		Bowne & Co., Inc.	100,080
		PROCESSED & PACKAGED FOODS--0.6%
8,000	(1)	Hain Celestial Group, Inc.	240,240
		PROTECTION-SAFETY--1.5%
3,000		Brady (W.H.) Co.	98,580
12,000		Mine Safety Appliances Co.	505,800
		TOTAL	604,380
		REGIONAL AIRLINES--0.3%
10,000	(1)	AirTran Holdings, Inc.	110,100
		RETAIL-APPAREL & SHOES--4.2%
10,000	(1)	Children's Place Retail Stores, Inc.	528,700
10,000	(1)	Gymboree Corp.	381,800
25,000		Ross Stores, Inc.	828,750
		TOTAL	1,739,250
		RETAIL-CONSUMER ELECTRONICS--0.3%
7,000		Circuit City Stores, Inc.	122,150
		RETAIL-CONVENIENCE STORE--1.3%
22,000		Casey's General Stores, Inc.	553,300
		RETAIL-RESTAURANTS--1.1%
17,000	(1)	Cheesecake Factory, Inc.	469,200
		RUBBER & PLASTICS--1.1%
10,000	(1)	ESCO Technologies, Inc.	455,600
		SCIENTIFIC & TECHNICAL INSTRUMENTS--0.3%
4,000	(1)	MKS Instruments, Inc.	107,800
		SEMICONDUCTOR - BROAD LINE--1.1%
20,000	(1)	Cypress Semiconductor Corp.	456,400
		SEMICONDUCTOR - INTEGRATED CIRCUITS--0.8%
50,000	(1)	RF Micro Devices, Inc.	312,500
		TELECOMMUNICATIONS EQUIPMENT--1.5%
12,000		Harris Corp.	616,200
		TOOLS-HAND HELD--1.0%
7,000		Stanley Works	407,960
		TRANSPORTATION - AIR FREIGHT--0.9%
7,000		Alexander and Baldwin, Inc.	374,150
		TRANSPORTATION-AIRLINE--1.5%
15,000	(1)	Alaska Air Group, Inc.	444,000
7,000		SkyWest, Inc.	190,470
		TOTAL	634,470
		TRANSPORTATION-EQUIPMENT--0.9%
8,000		Trinity Industries, Inc.	371,200
		TRANSPORTATION-EQUIPMENT & LEASING--1.1%
9,000		Ryder System, Inc.	473,760
		WASTE MANAGEMENT--2.0%
27,000	(1)	Waste Connections, Inc.	841,590
		WIRE & CABLE PRODUCTS--0.9%
10,000		Barnes Group, Inc.	243,000
3,000	(1)	CommScope, Inc.	139,950
		TOTAL	382,950
TOTAL COMMON STOCKS (identified cost $29,888,175)			35,221,145
(2) COMMERCIAL PAPER--4.8%
		FINANCE - INVESTMENT BANKER/BROKER--4.8%
$2,000,000		Citigroup Funding, Inc. CPEXT, 5.30%, 5/7/2007 (at amortized cost)	1,998,257
MUNICIPALS--2.4%
		RETAIL-MISCELLANEOUS--2.4%
1,000,000		American Express Co., 5.30% CP, Mandatory Tender 5/14/2007 (at amortized cost)	998,111
(3) NOTES - VARIABLE--5.1%
		DIVERSIFIED FINANCIAL SERVICES--5.1%
2,100,000		General Electric Capital Corp., 5.265%, 5/5/2007 (at amortized cost)	2,093,898
MUTUAL FUND--1.6%
660,123	(4)(5)	Prime Obligations Fund, Institutional Service Shares, 4.94% (at net asset value)	660,123
TOTAL INVESTMENTS --- 98.7% (identified cost $35,638,564)(6)			40,971,534
OTHER ASSETS AND LIABILITIES --- NET --- 1.3%			555,621
TOTAL NET ASSETS --- 100%			$41,527,155

(1)	Non-income producing security.
(2)	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
(3)	Floating rate notes with current rate and next reset date shown.
(4)	Affiliated company.
(5)	7-Day net yield.
(6)
At April 30, 2007, the cost of investments for federal tax purposes was $35,638,564. The net unrealized appreciation of investments for federal tax purposes was $5,332,970.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,012,077 and net unrealized depreciation from investments for those securities having an excess of cost over value of $679,107.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation
Market values of the Fund’s portfolio securities are determined as follows:
•
for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•
for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

•	for investments in other open-end regulated investment companies, based on net asset value (NAV);

•
futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.  Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.  The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Board, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security’s value will charge in response to the event and a reasonable basis for quantifying the resulting change in value.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
CP	--Commercial Paper

Wesmark West Virginia Municipal Bond Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount or Shares	Value

MUNICIPAL BONDS--98.3%
		ARKANSAS--0.7%
$500,000		Conway, AR, Public Facilities Board Capital Improvements, Refunding Revenue Bonds Hendrix College Project Series B, 4.75% (Original Issue Yield: 4.85%), 10/1/2030	$504,855
		WEST VIRGINIA--97.6%
1,000,000		Berkeley County, WV Board of Education, 4.50% (FGIC INS)/(Original Issue Yield: 4.65%), 5/1/2014	1,039,710
825,000		Berkeley County, WV Building Commission Lease, Judicial Center Project-Series A, 4.70% (MBIA Insurance Corp. INS), 12/1/2024	867,166
230,000		Berkeley County, WV Public Service Sewer District, (Series A) Refunding Revenue Bonds, 4.35%, 10/1/2019	231,460
240,000		Berkeley County, WV Public Service Sewer District, (Series A) Refunding Revenue Bonds, 4.40%, 10/1/2020	241,522
700,000		Berkeley County, WV Public Service Sewer District, (Series A) Refunding Revenue Bonds, 4.65% (Original Issue Yield: 4.78%), 3/1/2037	694,932
400,000		Berkeley County, WV Public Service Sewer District, (Series A) Refunding Revenue Bonds, 4.65%, 10/1/2025	403,752
135,000		Berkeley County, WV Public Service Sewer District, (Series B) Refunding Revenue Bonds, 4.80%, 10/1/2025	136,557
355,000		Charles Town, WV, Revenue Refunding Bonds, 5.00% (Original Issue Yield: 5.15%), 10/1/2013	366,687
340,000		Charles Town, WV, Revenue Refunding Bonds, 5.00%, 10/1/2012	351,495
500,000		Charleston, WV Civic Center Revenue, Improvements, 6.25%, 12/1/2015	526,820
1,200,000		Charleston, WV Urban Renewal Authority, Refunding Revenue Bonds, 5.30% (FSA INS)/ (Original Issue Yield: 5.274%), 12/15/2022	1,275,132
1,240,000		Charleston, WV, GO UT, 7.20%, 10/1/2008	1,298,528
1,000,000		Clarksburg, WV, Revenue Bonds, 5.25% (FGIC INS), 9/1/2019	1,078,320
1,460,000		Fairmont, WV State College, Revenue Bonds (Series A), 5.00% (FGIC INS 6/1/2013@100), 6/1/2032	1,526,883
500,000		Fairmont, WV Waterworks, (Series 1999), 5.25% (AMBAC INS), 7/1/2017	521,730
1,235,000		Fairmont, WV Waterworks, Water Utility Improvement Revenue Bonds, 5.00% (AMBAC INS), 7/1/2019	1,282,597
1,240,000		Grant County, WV County Commission, Refunding Revenue Bonds, 5.35% (Original Issue Yield: 5.349%), 10/1/2019	1,264,093
680,000		Harrison County, WV Building Commission, Health, Hospital, Nursing Home Improvements Revenue Bonds, 5.15% (AMBAC INS)/(Original Issue Yield: 5.32%), 4/1/2018	702,304
420,000		Jackson County, WV, Revenue Bonds, 7.375% (U.S. Government GTD), 6/1/2010	463,508
1,035,000		Jefferson County, WV Board of Education, GO UT, 5.20% (Original Issue Yield: 5.10%), 7/1/2007	1,037,546
1,055,000		Kanawha County, WV Building Community, Judicial Annex Lease - Series A, 5.00%, 12/1/2018	1,088,285
1,085,000		Monongalia County, WV Board of Education, GO UT, 6.00% (MBIA Insurance Corp. INS)/ (Original Issue Yield: 3.81%), 5/1/2010	1,156,100
1,135,000		Monongalia County, WV Board of Education, GO UT, 6.00%, 5/1/2011	1,231,520
525,000		Monongalia County, WV Building Commission, Revenue Bonds (Series A), 5.25%, 7/1/2035	546,352
1,000,000		Monongalia County, WV Building Commission, Revenue Bonds, 5.25%, 7/1/2020	1,050,390
350,000		Ohio County, WV Board of Education, GO UT, 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.25%), 6/1/2013	361,476
785,000		Ohio County, WV Board of Education, GO UT Refunding Bonds, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.375%), 6/1/2018	811,564
1,000,000		Ohio County, WV Board of Education, GO UT, 5.00% (Original Issue Yield: 5.25%), 6/1/2013	1,031,710
335,000		Ohio County, WV Board of Education, GO UT, 5.00% (MBIA Insurance Corp. INS), 6/1/2007	335,332
500,000		Parkersburg, WV Waterworks & Sewer Systems, Refunding Revenue Bonds (Series A), 4.50% (FGIC LOC 8/1/2015@100), 8/1/2022	507,375
500,000		Parkersburg, WV Waterworks & Sewer Systems, Refunding Revenue Bonds (Series A), 5.00%, 8/1/2019	534,420
1,155,000		Pleasants County, WV PCR, (Refunding Revenue Bonds), 5.30%, 12/1/2008	1,155,739
1,795,000		Raleigh, Fayette & Nicholas Counties, WV, Refunding Bonds, 6.25% (U.S. Government GTD)/(Original Issue Yield: 6.60%), 8/1/2011	1,944,218
1,310,000		Randolph County, WV, Refunding Revenue Bonds, 5.20% (Davis Health Systems, Inc.)/ (FSA INS), 11/1/2015	1,403,717
430,000		West Liberty State College, WV, 4.70%, 6/1/2012	436,962
965,000		West Liberty State College, WV, 4.80%, 6/1/2012	981,550
570,000		West Virginia EDA, (Series A), 5.00% (Original Issue Yield: 4.25%), 3/1/2019	597,958
580,000		West Virginia EDA, 4.75%, 11/1/2012	609,331
1,000,000		West Virginia EDA, 5.00% (AMBAC INS)/(Original Issue Yield: 5.09%), 7/15/2022	1,047,500
920,000		West Virginia EDA, Revenue Bonds, 4.50% (Original Issue Yield: 4.66%), 6/1/2020	928,979
860,000		West Virginia EDA, Revenue Bonds, 4.75%, 6/1/2022	881,732
1,000,000		West Virginia EDA, Revenue Bonds, 5.50% (MBIA Insurance Corp. INS), 6/1/2016	1,089,860
2,315,000		West Virginia Higher Education, Revenue Bonds (Series B), 5.00%, 4/1/2018	2,468,068
2,000,000		West Virginia Higher Education, Revenue Bonds, 5.00% (MBIA Insurance Corp. INS), 4/1/2012	2,114,520
2,000,000		West Virginia School Building Authority, 5.25% (MBIA Insurance Corp. INS), 7/1/2012	2,145,020
1,050,000		West Virginia State Building Commission Lease, (Series A), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.20%), 7/1/2007	1,053,087
1,000,000		West Virginia State Building Commission Lease, Refunding Revenue Bonds, (Series A), 5.25% (AMBAC INS), 7/1/2012	1,069,600
1,500,000		West Virginia State Building Commission Lease, Refunding Revenue Bonds, 5.375% (AMBAC INS)/(Original Issue Yield: 5.04%), 7/1/2021	1,694,415
500,000		West Virginia State Hospital Finance Authority, (Series A), 3.50% (West Virginia University Hospital, Inc.)/(Original Issue Yield: 3.62%), 6/1/2010	495,730
605,000		West Virginia State Hospital Finance Authority, Prerefunded Revenue Bonds, 6.75% (Charleston Area Medical Center)/(U.S. Government GTD)/(Original Issue Yield: 6.89%), 9/1/2022	667,025
1,070,000		West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 5.50% (West Virginia Veterans Nursing Home), 3/1/2019	1,130,680
300,000		West Virginia State Hospital Finance Authority, Revenue Bonds (Series A), 4.50% (Original Issue Yield: 4.68%), 6/1/2026	302,553
1,000,000		West Virginia State Housing Development Fund, (Series A), 5.05%, 11/1/2014	1,023,940
900,000		West Virginia State Housing Development Fund, (Series A), 4.90% (Original Issue Yield: 4.899%), 11/1/2014	924,867
1,000,000		West Virginia State Housing Development Fund, Revenue Refunding Bonds (Series A), 5.10%, 11/1/2015	1,024,000
720,000		West Virginia State, Revenue Bonds (Series A) , 5.00% (Marshall University)/(Original Issue Yield: 5.17%), 5/1/2020	751,666
1,250,000		West Virginia State, Revenue Bonds (Series A), 5.00% (Marshall University)/(Original Issue Yield: 5.19%), 5/1/2021	1,304,975
1,000,000		West Virginia University, (Series A), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.08%), 4/1/2016	1,123,530
1,000,000		West Virginia University, 5.00% (FGIC INS), 10/1/2034	1,051,490
500,000		West Virginia University, Refunding Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.22%), 5/1/2017	511,585
1,000,000		West Virginia University, Revenue Bonds (Series B), 5.00% (AMBAC INS)/(Original Issue Yield: 5.19%), 5/1/2015	1,023,170
2,000,000		West Virginia Water Development Authority, (Series A), 4.40% (AMBAC INS)/(Original Issue Yield: 4.47%), 10/1/2018	2,049,960
400,000		West Virginia Water Development Authority, (Series A), 5.375% (FSA INS)/(Original Issue Yield: 5.40%), 10/1/2015	421,520
985,000		West Virginia Water Development Authority, (Series A), 5.50% (FSA INS)/(Original Issue Yield: 5.65%), 10/1/2020	1,041,913
1,000,000		West Virginia Water Development Authority, Refunding Revenue Bonds (Series B), 5.00% (AMBAC INS)/(Original Issue Yield: 5.03%), 11/1/2029	1,054,650
900,000		West Virginia Water Development Authority, Refunding Revenue Bonds (Series C-II), 4.25% (Original Issue Yield: 4.40%), 11/1/2026	886,500
1,000,000		West Virginia Water Development Authority, Refunding Revenue Bonds Series A-II, 5.00%, 11/1/2025	1,064,430
1,000,000		West Virginia Water Development Authority, Revenue Bonds (Series B-IV), 5.125%, 11/1/2024	1,075,640
650,000		West Virginia Water Development Authority, Revenue Bonds Loan Program IV (Series B-IV), 4.75% (Original Issue Yield: 4.80%), 11/1/2035	665,762
500,000		West Virginia Water Development Authority, Revenue Bonds (Series A), 5.00% (FSA INS), 11/1/2019	537,605
500,000		Wheeling, WV Waterworks & Sewer Systems, (Series A) Revenue Bonds, 4.25% (FSA LOC 6/1/2016@100)/(Original Issue Yield: 4.38%), 6/1/2026	492,590
500,000		Wheeling, WV Waterworks & Sewer Systems, (Series A) Revenue Bonds, 4.75% (FSA LOC 6/1/2016@100), 6/1/2036	514,670
1,000,000		Wood County, WV Board of Education, GO UT, 4.00% (FSA INS), 5/1/2011	1,012,370
		TOTAL	67,740,343
TOTAL MUNICIPAL BONDS (IDENTIFIED COST $66,365,754)			68,245,198
MUTUAL FUND--0.5%
351,951	(1)(2)	Prime Obligations Fund, Institutional Service Shares, 4.94% (AT NET ASSET VALUE)	351,951
TOTAL INVESTMENTS –98.8% (IDENTIFIED COST $66,717,705)(3)			68,597,149
OTHER ASSETS AND LIABILITIES—NET—1.2%			860,637
TOTAL NET ASSETS—100%			$69,457,786

At April 30, 2007, the Fund holds no securities that are subject to federal alternative minimum tax.

1	Affiliated company.
2	7-Day net yield.
3
At April 30, 2007, the cost of investments for federal tax purposes was $66,632,507. The net unrealized appreciation of investments for federal tax purposes was $1,964,642. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,019,925, and net unrealized depreciation from investments for those securities having an excess of cost over value of $55,283.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

Investment Valuation
Market values of the Fund’s portfolio securities are determined as follows:
•
for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

•	for investments in other open-end regulated investment companies, based on net asset value;

•
futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.  Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.  The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LOC	--Letter of Credit
PCR	--Pollution Control Revenue
UT	--Unlimited Tax

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Wesmark Funds

By                      /S/ _Richard N. Paddock ___

Richard N. Paddock
Principal Financial Officer

Date                      June 20, 2007__________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ __Charles L. Davis, Jr._____

Charles L. Davis, Jr.
Principal Executive Officer

Date                      June 20, 2007_________________________

By                      /S/ ___Richard N. Paddock _____

Richard N. Paddock
Principal Financial Officer

Date                      June 20, 2007_________________________